UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pengra Capital Management, Inc.
Address: 601 Union St., Suite 5530
         Seattle, WA  98101

Form 13F File Number:  28-6589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Molly E. Pengra
Title:  President
Phone:  206-628-0891

Signature, Place, and Date of Signing:

Molly E. Pengra    Seattle, Washington      August 10, 2002
  [Signature]         [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0 (zero)

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total (x 1000):  36,019

FORM 13F INFORMATION TABLE

NAME OF ISSUER               TITLE OF   CUSIP      VALUE    SHRS OR  SH/ PUT/   INVESTMENT OTHER        VOTING
                             CLASS                (x $1000) PRN AMT  PRN CALL   DISCRETION MANAGERS    AUTHORITY
                                                                                           NONE     SOLE   SHRD  NONE
---------------------------  --------  --------- ---------------------------------------------------------------------
ALCOA INC.                    COM       013817101     1439   43400   SH  N/A    SOLE                41400   0    2000
APPLIED MATERIALS INC         COM       038222105     4432  233000   SH  N/A    SOLE               221000   0   12000
ASYST TECHNOLOGIES            COM       04648X107      864   42450   SH  N/A    SOLE                41450   0    1000
CIENA CORP                    COM       171779101      550  131300   SH  N/A    SOLE               126300   0    5000
COMMERCE BANCORP INC NJ       COM       200519106     1759   39800   SH  N/A    SOLE                38800   0    1000
CORNING INCORPORATED          COM       219350105      325   91600   SH  N/A    SOLE                78800   0   12800
COX COMMUNICATIONS INC        CL A      224044107     8342  302800   SH  N/A    SOLE               290800   0   12000
D R S TECHNOLOGIES INC        COM       23330X100     3736   87400   SH  N/A    SOLE                84400   0    3000
THE GOLDMAN SACHS GROUP       COM       38141G104     4584   62500   SH  N/A    SOLE                62500   0       0
LINEAR TECHNOLOGY             COM       535678106     3806  121100   SH  N/A    SOLE               119100   0    2000
NEXTEL COMMUNICATIONS INC.    CL A      65332V103      923  287600   SH  N/A    SOLE               277600   0   10000
NOKIA CORP                    SPND ADR  654902204      347   24000   SH  N/A    SOLE                24000   0       0
PACCAR INC                    COM       693718108      266    6000   SH  N/A    SOLE                 6000   0       0
SANMINA CORP                  COM       800907107       65   10300   SH  N/A    SOLE                10300   0       0
T ROWE PRICE ASSOCIATES       COM       74144T108     1397   42500   SH  N/A    SOLE                42500   0       0
USA INTERACTIVE               COM       902984103     1109   47300   SH  N/A    SOLE                44800   0    2500
VEECO INSTRUMENTS INC.        COM       922417100     1665   72050   SH  N/A    SOLE                68550   0    3500
WASHINGTON MUTUAL INC.        COM       939322103      186    5000   SH  N/A    SOLE                 5000   0       0
XILINX INC                    COM       983919101      224   10000   SH  N/A    SOLE                10000   0       0
